FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
12.	FAIR VALUE MEASUREMENTS
The Company determines fair value based on assumptions that market participants would use in pricing an asset or a liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 inputs: Other than quoted prices in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Recurring Fair Value Measurements
-The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

	Fair Value Hierarchy
As of September 30, 2023	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$83,585,374	$83,585,374
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,650,000	1,650,000
S&P 500 options	1,494,744	—	—	1,494,744
Other assets	998,469	—	—	998,469

Total assets held at fair value	$2,493,213	$—	$86,235,374	$88,728,587

Liabilities:
Long-term debt	$—	$—	$59,544,907	$59,544,907
Private placement warrants	—	—	3,382,000	3,382,000

Total liabilities held at fair value:	$—	$—	$62,926,907	$62,926,907

	Fair Value Hierarchy
As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$13,809,352	$13,809,352
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,300,000	1,300,000
S&P 500 options	890,829	—	—	890,829

Total assets held at fair value	$890,829	$—	$16,109,352	$17,000,181

Liabilities:
Long-term debt	$—	$—	$28,249,653	$28,249,653

Total liabilities held at fair value:	$—	$—	$28,249,653	$28,249,653

Life Settlement Policies
-
For all policies purchased after June 30, 2023, the Company accounts for owned life settlement policy using the fair value method. Prior to June 30, 2023, the Company elected to use either the fair value method or the investment method (cost, plus premiums paid). The valuation method is chosen upon contract acquisition and is irrevocable.
For policies carried at fair value, the Company utilizes valuation services of a third-party actuarial firm, who values the contracts using Level 3 unobservable inputs, including actuarial assumptions, such as life expectancies and cash flow discount rates. The valuation model is based on a discounted cash flow analysis and is sensitive to changes in the discount rate used. The Company utilized a discount rate of 18% for the policies with face values under $
2
million and a discount rate of 24% for the policies with face values of $
2
million and over at September 30, 2023 and 12% for all policies at December 31, 2022, respectively, for policy valuation, which is based on economic and company-specific factors. The Company re-evaluates its discount rates at the end of every reporting period in order to reflect the estimated discount rates that could reasonably be used in a market transaction involving the Company’s portfolio of life settlements. The determination to use a higher discount rate at September 30, 2023 for policies with face values over $
2
million is due to the inherent risk in larger face value policies during the three months ended September 30, 2023.

Discount Rate Sensitivity
—22% was determined to be the weighted average discount rate used to estimate the fair value of policies held by LMA and its investment funds. If the discount rate increased or decreased by 2 percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of September 30, 2023, would be as follows:

As of September 30, 2023 Rate Adjustment	Fair Value	Change in Fair Value
+2%	$78,288,612	$(5,296,762)
No change	83,585,374
-2%	89,102,871	5,517,497
Credit Exposure to Insurance Companies
—The following table provides information about the life insurance issuer concentrations that exceed 10% of total face value or 10% of total fair value of the Company’s life insurance policies as of September 30, 2023:

Carrier	Percentage of Face Value	Percentage of Fair Value	Carrier Rating
American General Life Insurance Company	11.0%	13.0%	A+
Transamerica	14.0%	16.0%	A
The following table provides a roll forward of the fair value of life insurance policies for the nine months-ended September 30, 2023:

Fair value at December 31, 2022	$13,809,352
Policies purchased	116,053,728
Realized gain (loss) on matured/sold policies	9,688,422
Premiums paid	(2,500,623)
Unrealized gain(loss) on held policies	14,259,665

Change in estimated fair value	21,447,464
Matured/sold policies	(70,225,793)
Premiums paid	2,500,623

Fair value at September 30, 2023	$83,585,374

Long-Term Debt
—See Note 13 for background information on the market-indexed debt. The Company has elected the fair value option in accounting for the instruments. Fair value is determined using Level 3 inputs. The valuation methodology is based on the Black-Scholes-Merton option-pricing formula and a discounted cash flow analysis. Inputs to the Black-Scholes-Merton model include (i) the S&P 500 Index price, (ii) S&P 500 Index volatility, (iii) a risk-free rate based on data published by the US Treasury, and (iv) a term assumption based on the contractual term of the LMATT Notes. The discounted cash flow analysis includes a discount rate that is based on the implied discount rate developed by calibrating a valuation model to the purchase price on the initial investment date. The implied discount rate is evaluated for reasonableness by benchmarking it to yields on actively traded comparable securities.
The total change in fair value of the debt resulted in a loss of $760,457. This loss is comprised of $777,131, net of tax, which is included within accumulated other comprehensive income and $238,902 net of tax, which is included in equity of noncontrolling interests resulting from risk-adjusted valuation scenarios. The Company recognized a gain of $2,088,797 on the change in fair value of the debt resulting from risk-free valuation scenarios, which is included within (Gain)/loss on change in fair value of debt within the condensed consolidated statement of operations and comprehensive income for the three months ended September 30, 2023.

The total change in fair value of the debt resulted in a gain of $1,945,461. This gain is comprised of $952,661, net of tax, which is included within accumulated other comprehensive income and $295,348 net of tax, which is included in equity of noncontrolling interests resulting from risk-adjusted valuation scenarios. The Company recognized a loss of $309,865 on the change in fair value of the debt resulting from risk-free valuation scenarios, which is included within (Gain) loss on change in fair value of debt within the condensed consolidated statement of operations and comprehensive income for the nine months ended September 30, 2023.
The following table provides a roll forward of the fair value of the issued notes for the nine months ended September 30, 2023:

Fair value at December 31, 2022	$28,249,653
Debt issued to third parties	88,618,714
Unrealized loss on change in fair value (risk-free)	309,865
Unrealized loss on change in fair value (credit-adjusted) included in OCI	1,635,596

Change in estimated fair value resulted into gain	1,945,461

Fair value at September 30, 2023	$118,813,828

Private Placement Warrants
—Simultaneously with the closing of the Initial Public Offering, ERES consummated the sale of 8,900,000.00 warrants (the “Private Placement Warrants”) to East Sponsor, LLC (the “Sponsor”), which included the sale of an additional 900,000.00 Private Placement Warrants in connection with the full exercise by the underwriters of their over-allotment option on August 25, 2020, at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of 8,900,000.00. Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share, subject to adjustment.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that (x) the Private Placement Warrants and the shares of Class A common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions, (y) the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees and (z) the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants will be entitled to registration rights. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented separately in the condensed consolidated statements of operations.
The Private Placement Warrants were considered a Level 3 fair value measurement using a binomial lattice model in a risk-neutral framework. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The implied volatility as of the reporting date was derived from observable public warrant traded price provided by Bloomberg LP.

The following table presents the key assumptions in the analysis:

Private Placement Warrants
Expected implied volatility	de minimis
Risk-free interest rate	4.09%
Term to expiration	5.0 years
Exercise price	$11.50
Common Stock Price	$10.03
Dividend Yield	—%
Other Noncurrent Assets: S&P 500 Options
—In February 2022, LMATT Series 2024, Inc., which the Company consolidates for financial reporting, purchased and sold S&P 500 call and put options through a broker. The Company purchased and sold additional S&P 500 call options through a broker in June 2022 through their 100% owned and fully consolidated subsidiaries LMATT Growth Series 2.2024, Inc. and LMATT Growth and Income Series 1.2026, Inc. The options are exchange traded, and fair value is determined using Level 1 inputs of quoted market prices as of the condensed consolidated balance sheets dates. Changes in fair value are classified as unrealized (gain)/loss on investments within the condensed consolidated statements of operations and comprehensive income.
Financial Instruments Measured at Fair Value on a Nonrecurring Basis
—The following financial assets, composed of equity securities without readily determinable fair values, are adjusted to fair value when observable price changes are identified, or an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.
Available-for-Sale Investment
—The Convertible Promissory Note is classified as an available-for-sale security. Available-for-sale investments are subsequently measured at fair value. Unrealized holding gains and losses are excluded from earnings and reported in other comprehensive income until realized. The Company determines fair value of its available-for-sale investments using unobservable inputs by considering the initial investment value, next round financing, and the likelihood of conversion or settlement based on the contractual terms in the agreement. The Company initially purchased a $250,000 convertible promissory note from the issuer in 2021 and then on January 7, 2022, the Company purchased an additional $250,000 convertible promissory note from the same issuer and then an additional $500,000 in October 2022. As of September 30, 2023 and December 31, 2022, the Company evaluated the fair value of its Promissory Note and determined that the fair value approximates the carrying value of $1,000,000 and $1,000,000, respectively.
Other Investments
—The Company determines fair value using Level 3 inputs under the measurement alternative. These investments are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Impairment is assessed qualitatively. As of September 30, 2023, and December 31, 2022, the Company did not identify any impairment indicators and determined that the carrying value of $1,650,000 and $1,300,000 is the fair value for these equity investments in privately held companies, given that there have been no observable price changes.
Financial Instruments Where Carrying Value Approximates Fair Value
—The carrying value of cash, cash equivalents, accounts receivables, and due to affiliates approximates fair value due to the short-term nature of their maturities.

10.	FAIR VALUE MEASUREMENTS
The Company determines fair value based on assumptions that market participants would use in pricing an asset or a liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 inputs: Other than quoted prices in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Recurring Fair Value Measurements
—The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

As of December 31, 2022	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$13,809,352	$13,809,352
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other Investments	—	—	1,300,000	1,300,000
S&P 500 options	890,829	—	—	890,829

Tot assets held at fair value	$890,829	$—	$16,109,352	$17,000,181

Liabilities:
Long-term debt	$—	$—	$28,249,653	$28,249,653

	Fair Value Hierarchy
As of December 31, 2021	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$—	$—
Available-for-sale securities, at fair value	—	—	250,000	250,000
Other investments	—	—	1,250,000	1,250,000
Other non-current assets	—	—	—	—

Tot assets held at fair value	$—	$—	$1,500,000	$1,500,000

Liabilities:
Long-term debt	$—	$—	$—	$—

Life Settlement Policies
—
The Company separately accounts for each owned life settlement policy using either the fair value method, or investment method (cost, plus premiums paid). The valuation method is chosen upon contract acquisition and is irrevocable.
For policies carried at fair value, the Company utilizes valuation services of third-party actuarial firm, who value the contracts using Level 3 unobservable inputs, including actuarial assumptions, such as life expectancies and cash flow discount rates. The valuation model is based on a discounted cash flow analysis and is sensitive to changes in the discount rate used. The Company utilizes a discount rate of 12% for policy valuation, which is based on economic and company-specific factors.
For life settlement policies carried using the investment method, the Company measures these at the cost of the policy plus premiums paid. The policies accounted for using the investment method totaled $8,716,111 at December 31, 2022 and $0 at December 31, 2021, respectively.
Discount Rate Sensitivity
—Changes in the 12% discount rate on the death benefit and premiums used to estimate the policies issued under LMATT Series 2024, Inc (“LMATT Policies”) fair value has been analyzed. If the discount rate increased or decreased by 2 percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of December 31, 2022, would be as follows:

As of December 31, 2022		Change in
Rate Adjustment	Fair Value	Fair Value
+2%	$12,376,891	$(1,432,461)
No change	13,809,352	—
-2%	15,571,704	1,762,352
Credit Exposure to Insurance Companies
—The following table provides information about the life insurance issuer concentrations that exceed 10% of total death benefit or 10% of total fair value of the Company’s life insurance policies as of December 31, 2022:

Carrier	Face Value	Fair Value	Rating
American General Life Insurance Company	17%	15%	A
John Hancock Life Insurance Company	31	30	A+
ReliaStar Life Insurance Company	5	10	NR
Principal Life	10	10	A+
Securian Life Insurance Company	12	4	A+
The following table provides a roll forward of the fair value of life insurance as of December 31, 2022:

Fair value at December 31, 2021	$—

Policies purchased	8,161,975

Realized gain on matured/sold policies	105,000
Premius Paid	(433,626)
Unrealized gain on held policies	5,742,377

Change in estimated fair value	5,413,751
Matured/sold policies	(200,000)
Premiums paid	433,626

Fair value at December 31, 2022	$13,809,352

Long-Term Debt
—See Note 11. “Long-Term Debt” for background information on the market-indexed debt. The Company has elected the fair value option in accounting for the instruments. Fair value is determined using Level 3 inputs. The valuation methodology is based on the Black-Scholes-Merton option-pricing formula and a discounted cash flow analysis. Inputs to the Black-Scholes-Merton model include

(i) the S&P 500 Index price, (ii) S&P 500 Index volatility, (iii) a risk-free rate based on data published by the US Treasury, and (iv) a term assumption based on the contractual term of the LMATT Notes. The discounted cash flow analysis includes a discount rate that is based on the implied discount rate developed by calibrating a valuation model to the purchase price on the initial investment date. The implied discount rate is evaluated for reasonableness by benchmarking it to yields on actively traded comparable securities.
The total change in fair value of the debt resulted in a gain of $1,778,987. This comprises of a gain of $1,052,836, net of tax, which is included within accumulated other comprehensive income and $342,994 net of tax, is included in equity of noncontrolling interests resulting from risk-adjusted valuation scenarios and a recognized a loss of $90,719 on the change in fair value of the debt resulting from risk-free valuation scenarios, which is included within
Change in fair value of debt
within the consolidated Statements of Operations and Comprehensive Income (Loss) for the year-ended December 31, 2022.
The following table provides a roll forward of the fair value of the issued as of December 31, 2022:

Fair value at December 31, 2021	$—

Debt issued to third parties	$30,028,640

Unrealized loss on change in fair value (risk-free)	90,719
Unrealized (gain) on change in fair value (credit-adjusted)	(1,869,706)

Change in estimated fair value	(1,778,987)

Fair value at December 31, 2022	$28,249,653

Other Noncurrent Assets: S&P 500 Options
—In February 2022, LMATT Series 2024, Inc., which the Company consolidates for financial reporting, purchased and sold S&P 500 call and put options through a broker. The Company purchased and sold additional S&P 500 call options through a broker in September 2022 through their 100% owned and fully consolidated subsidiaries LMATT Growth Series 2.2024, Inc. and LMATT Growth & Income Series 1.2026, Inc. The options are exchange traded, and fair value is determined using Level 1 inputs of quoted market prices as of the consolidated balance sheet date. Changes in fair value are classified as unrealized gain/loss on investments within the consolidated Statements of Operations and Comprehensive Income (Loss).
Financial Instruments Measured at Fair Value on a Nonrecurring Basis
—The following financial assets, composed of equity securities without readily determinable fair values, are adjusted to fair value when observable price changes are identified, or an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.
Available-for-Sale
Investment
—The Convertible Promissory Note is classified as an
available-for-sale
security.
Available-for-sale
investments are subsequently measured at fair value. Unrealized holding gains and losses are excluded from earnings and reported in other comprehensive income until realized. The Company determines fair value of its available-for-sale
investments using unobservable inputs by considering the initial investment value, next round financing, and the likelihood of conversion or settlement based on the contractual terms in the agreement. On January 7, 2022, the Company purchased an additional $250,000 Convertible Promissory Note from the same issuer. As of December 31, 2022 and 2021, the Company evaluated the fair value of its convertible promissory note and determined that the fair value approximates the carrying value of $1,000,000 and $250,000, respectively.
Other Investments
—The Company determines fair value using Level 3 inputs under the measurement alternative. These investments are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Impairment is assessed qualitatively. As of December 31, 2022 and 2021, the Company did

not identify any impairment indictors and determined that the carrying value of $1,300,000 and $1,250,000, respectively, is the fair value for these equity investments in privately held companies, given that there have been no observable price changes.
Long-Term Debt – LMATT 1.2026 Issuance
—The Company has issued $
400,000
in market-indexed note, which include participation in S&P 500 index returns and offer downside market protection. See additional information in the Long-Term Debt footnote. The company evaluates the fair value the note using Level 3 unobservable inputs. As of December 31, 2022, the Company evaluated the fair value of the note and determined that the fair value approximates the carrying value of $400,000.
Financial Instruments Where Carrying Value Approximates Fair Value
—The carrying value of cash, cash equivalents, accounts receivables, and due to affiliates approximates fair value due to the short-term nature of their maturities.